Accounts Receivable, Net - Additional Information (Details) - Cumulative Effect, Period of Adoption, Adjustment [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Cumulative effect of adoption of accounting		¥ (6,889)
Retained Earnings [Member]
Cumulative effect of adoption of accounting	¥ 6,900	¥ (6,889)